Commitments and Contingencies (Details) - Schedule of Right-of-Use Assets and Lease Liabilities - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets:
Operating leases	$ 421	$ 826
Finance lease	226	321
Total right-of-use assets	647	1,147	$ 617
Lease liabilities:
Operating leases	500	704	$ 248
Finance lease	227
Total lease liabilities	$ 727	$ 834